Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0002017541
Registrant Name	Gameverse Interactive Corp
Registration File Number	333-286068
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES